Net Earnings per Share (Summary of Options Excluded from Calculation of Diluted Net Earnings per Share) (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [Line Items]
Number of options excluded	821,763	567,409